Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Schedule of composition of assets, grouped by major classification
	December 31,
	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Computers and electronic equipment	$1,848	$1,807
Land	-	263
Office furniture and equipment	155	152
Vehicles	146	146
Leasehold improvements	18	8
	2,167	2,376
Less - accumulated depreciation and amortization	1,965	1,878
	$202	$498